INVESTMENT LOSS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Investment income (loss)
Impairment of long-term investment	$ (1,081,700)	$ (3,000,000)
Nernst New Energy (Suzhou) Co., Ltd.
Investment Income (Loss)
Ownership percentage held by the entity	50.00%